Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable

December 31 (millions of dollars)	2017	2016
Accounts receivable – billed	297	427
Accounts receivable – unbilled	367	441
Accounts receivable, gross	664	868
Allowance for doubtful accounts	(29)	(35)
Accounts receivable, net	635	833

Schedule of Allowance for Doubtful Accounts
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2017 and 2016:

Year ended December 31 (millions of dollars)	2017	2016
Allowance for doubtful accounts – beginning	(35)	(61)
Write-offs	25	37
Additions to allowance for doubtful accounts	(19)	(11)
Allowance for doubtful accounts – ending	(29)	(35)